Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Components of Income Tax Expense Benefit Abstract
Current tax expense	₨ 122,087.4	$ 1,669.1	₨ 105,587.8	₨ 128,050.2
Deferred tax (benefit) expense	(8,267.3)	(112.9)	(101.2)	(8,129.4)
Interest on income tax refund	0.0	0.0	(6.6)	(527.3)
Income tax expense	₨ 113,820.1	$ 1,556.2	₨ 105,480.0	₨ 119,393.5